Credit Impairment Losses and Provisions (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Impairment Losses and Provisions

	Half year to 30 June 2018 £m	Half year to 30 June 2017 £m
Credit Impairment losses:
Loans and advances to customers (See Note 11)	102	76
Recoveries of loans and advances, net of collection costs (See Note 11)	(21)	(28)
Off-balance sheet credit exposures (See Note 19)	10

	91	48

Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 19)	33	181
Provisions for residual value and voluntary termination (See Note 11)	—	5

	33	186

	124	234